UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.     Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

CIBC Atlas Funds

Semi-Annual Report

April 30, 2021

CIBC Private Wealth Advisors, Inc.

CIBC Atlas Disciplined Equity Fund

AWEIX

CIBC Atlas Mid Cap Equity Fund

AWMIX

CIBC Atlas Income Opportunities Fund

AWIIX

CIBC Atlas All Cap Growth Fund

AWGIX

CIBC Atlas Equity Income Fund

AWYIX

CIBC Atlas International Growth Fund

AWWIX

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2021

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-328-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2021 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.9%	Shares	Value

COMMUNICATION SERVICES — 9.9%

Alphabet, Cl A *	20,438	$48,100,833

Alphabet, Cl C *	25,025	60,313,253

Comcast, Cl A	195,564	10,980,919

T-Mobile US *	239,214	31,607,346

Walt Disney *	68,565	12,754,461

		163,756,812

CONSUMER DISCRETIONARY — 11.6%

Amazon.com *	30,379	105,336,752

Booking Holdings *	7,224	17,814,962

Dollar General	64,241	13,795,755

Home Depot	127,335	41,214,519

TJX	190,877	13,552,267

		191,714,255

CONSUMER STAPLES — 3.2%

Costco Wholesale	52,276	19,451,377

Mondelez International, Cl A	269,315	16,377,045

PepsiCo	117,892	16,995,311

		52,823,733

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

ENERGY — 2.1%

Chevron	119,912	$12,359,330

Pioneer Natural Resources	144,153	22,175,056

		34,534,386

FINANCIALS — 14.1%

BlackRock, Cl A	22,476	18,414,587

Blackstone Group, Cl A	393,876	34,854,087

Charles Schwab	469,968	33,085,747

CME Group, Cl A	58,916	11,900,443

Intercontinental Exchange	147,622	17,376,586

JPMorgan Chase	236,619	36,394,368

PNC Financial Services Group	115,882	21,664,140

S&P Global	69,538	27,146,940

US Bancorp	547,001	32,464,509

		233,301,407

HEALTH CARE — 14.3%

Abbott Laboratories	229,990	27,617,199

AstraZeneca PLC ADR	465,721	24,715,814

Cigna	75,408	18,777,346

Danaher	111,750	28,377,795

Medtronic PLC	183,771	24,059,299

Stryker	83,317	21,881,544

Thermo Fisher Scientific	49,202	23,136,256

UnitedHealth Group	107,253	42,772,496

Zoetis, Cl A	137,419	23,777,610

		235,115,359

INDUSTRIALS — 9.5%

Honeywell International	163,667	36,504,288

Otis Worldwide	281,141	21,892,450

Raytheon Technologies	378,684	31,521,656

Roper Technologies	44,490	19,862,116

Stanley Black & Decker	103,763	21,455,075

Union Pacific	111,011	24,654,433

		155,890,018

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INFORMATION TECHNOLOGY — 27.7%

Adobe *	54,298	$27,601,845

Analog Devices	140,187	21,471,041

Apple	370,670	48,728,278

Automatic Data Processing	87,097	16,286,268

Cisco Systems	628,922	32,018,419

Fidelity National Information Services	200,476	30,652,781

Fiserv *	224,710	26,992,165

Microsoft	418,316	105,490,929

QUALCOMM	157,313	21,835,044

salesforce.com *	122,781	28,278,920

TE Connectivity	134,438	18,077,878

Texas Instruments	98,965	17,864,172

Visa, Cl A	263,930	61,643,491

		456,941,231

MATERIALS — 2.3%

Ecolab	76,723	17,195,159

Linde PLC	74,053	21,167,309

		38,362,468

REAL ESTATE — 0.9%

American Tower, Cl A ‡	58,202	14,828,123

UTILITIES — 3.3%

American Electric Power	189,007	16,766,811

American Water Works	101,559	15,842,189

NextEra Energy	284,528	22,053,765

		54,662,765

TOTAL COMMON STOCK (Cost $797,970,943)		1,631,930,557

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND APRIL 30, 2021 (Unaudited)

CASH EQUIVALENT — 1.1%	Shares	Value

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.010% (A)	18,528,910	$18,528,910

TOTAL CASH EQUIVALENT (Cost $18,528,910)		18,528,910

TOTAL INVESTMENTS — 100.0% (Cost $816,499,853)		$1,650,459,467

Percentages are based on Net Assets of $1,650,964,997.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six months ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2021 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 97.9%	Shares	Value

COMMUNICATION SERVICES — 0.5%

Liberty Broadband, Cl C *	29,571	$4,811,793

CONSUMER DISCRETIONARY — 11.7%

Aptiv PLC *	78,340	11,272,343

AutoZone *	13,888	20,333,698

Dollar Tree *	109,613	12,594,534

Domino’s Pizza	20,035	8,461,582

Five Below *	32,971	6,636,073

Fiverr International *	27,289	5,678,022

Marriott International, Cl A *	62,964	9,351,413

Planet Fitness, Cl A *	77,031	6,469,834

Ross Stores	73,447	9,617,150

Tractor Supply	70,157	13,231,610

		103,646,259

CONSUMER STAPLES — 3.3%

Brown-Forman, Cl B	60,878	4,643,774

Church & Dwight	96,847	8,303,662

Monster Beverage *	106,614	10,346,888

Sprouts Farmers Market *	217,495	5,570,047

		28,864,371

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

FINANCIALS — 4.4%

Ameriprise Financial	64,541	$16,677,394

Intercontinental Exchange	69,982	8,237,581

MSCI, Cl A	28,401	13,796,354

		38,711,329

HEALTH CARE — 18.4%

Alnylam Pharmaceuticals *	59,867	8,419,695

Avantor *	351,687	11,268,051

Catalent *	78,441	8,822,259

Charles River Laboratories International *	37,637	12,512,421

Cooper	18,445	7,578,866

Edwards Lifesciences *	156,461	14,945,155

Encompass Health	153,721	13,044,764

Exact Sciences *	100,154	13,202,300

GoodRx Holdings, Cl A *	176,532	7,063,045

HCA Healthcare	54,291	10,915,748

Humana	23,325	10,385,223

Jazz Pharmaceuticals PLC *	59,147	9,723,767

PRA Health Sciences *	40,293	6,724,499

ResMed	58,217	10,943,050

Teladoc Health *	40,474	6,975,694

Teleflex	25,862	10,926,178

		163,450,715

INDUSTRIALS — 13.3%

AMETEK	84,225	11,364,479

Cintas	19,284	6,655,680

CoStar Group *	9,227	7,883,826

Hubbell, Cl B	37,610	7,221,496

IAA *	129,098	8,108,646

IDEX	41,866	9,386,357

IHS Markit	61,246	6,588,845

Kansas City Southern	19,686	5,752,446

Masco	129,931	8,299,992

Oshkosh	60,024	7,468,786

Pentair PLC	64,427	4,156,186

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INDUSTRIALS (continued)

Rexnord	177,868	$8,880,949

Roper Technologies	32,434	14,479,835

TransUnion	108,249	11,321,763

		117,569,286

INFORMATION TECHNOLOGY — 39.5%

Amphenol, Cl A	210,522	14,176,551

ANSYS *	44,424	16,244,080

Autodesk *	75,782	22,121,524

Cadence Design Systems *	116,805	15,391,395

CDW	72,720	12,968,157

Citrix Systems	34,236	4,240,129

Dynatrace *	162,781	8,471,123

Enphase Energy *	58,503	8,146,543

Entegris	79,081	8,902,939

EPAM Systems *	76,122	34,844,845

Euronet Worldwide *	37,441	5,370,163

Everbridge *	58,084	7,708,328

FleetCor Technologies *	31,168	8,967,657

Genpact	248,483	11,810,397

Global Payments	113,744	24,412,875

Keysight Technologies *	98,710	14,248,788

KLA	22,059	6,956,306

Lam Research	36,040	22,361,018

Marvell Technology	220,906	9,987,160

Microchip Technology	126,350	18,989,141

PTC *	130,697	17,113,465

Skyworks Solutions	52,897	9,591,813

Smartsheet, Cl A *	168,863	10,013,576

Splunk *	52,061	6,581,552

Synopsys *	49,919	12,332,988

Twilio, Cl A *	25,446	9,359,039

Xilinx *	64,331	8,231,795

		349,543,347

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

MATERIALS — 4.5%

Ashland Global Holdings	50,488	$4,352,570

Berry Global Group *	134,060	8,528,897

Crown Holdings	114,090	12,527,082

FMC	86,192	10,191,342

Livent *	238,081	4,290,220

		39,890,111

REAL ESTATE — 2.3%

CyrusOne ‡	53,895	3,925,173

SBA Communications, Cl A ‡	56,300	16,874,236

		20,799,409

TOTAL COMMON STOCK (Cost $464,967,344)		867,286,620

CASH EQUIVALENT — 2.1%

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.010% (A)	19,071,854	19,071,854

TOTAL CASH EQUIVALENT (Cost $19,071,854)		19,071,854

TOTAL INVESTMENTS — 100.0% (Cost $484,039,198)		$886,358,474

Percentages are based on Net Assets of $885,955,378.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2021.

Cl — Class

PLC — Public Limited Company

As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six months ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2021 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 66.3%	Shares	Value

COMMUNICATION SERVICES — 3.7%
Alphabet, Cl A * (A)	1,500	$3,530,250
Charter Communications, Cl A *	2,400	1,616,280
Comcast, Cl A	120,235	6,751,195
Facebook, Cl A * (A)	10,600	3,445,848
T-Mobile US * (A)	18,700	2,470,831
Verizon Communications	77,836	4,498,143

		22,312,547

CONSUMER DISCRETIONARY — 7.1%
Amazon.com * (A)	5,318	18,439,740
Home Depot	38,770	12,548,686
Service International	72,378	3,867,880
Vail Resorts *	11,015	3,581,637
VF	54,419	4,770,370

		43,208,313

CONSUMER STAPLES — 2.7%
Costco Wholesale	13,400	4,986,006
Kellogg	40,997	2,559,033
PepsiCo	62,156	8,960,409

		16,505,448

ENERGY — 2.0%
Chevron	76,898	7,925,877

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

ENERGY (continued)
Pioneer Natural Resources (A)	28,950	$4,453,378

		12,379,255

FINANCIALS — 9.7%
Ares Capital	323,822	6,233,573
CME Group, Cl A	28,884	5,834,279
Golub Capital	401,500	6,287,490
Hannon Armstrong Sustainable Infrastructure Capital ‡	88,290	4,626,396
JPMorgan Chase	116,416	17,905,945
S&P Global	18,100	7,066,059
US Bancorp	184,982	10,978,682

		58,932,424

HEALTH CARE — 5.5%
Johnson & Johnson	50,535	8,223,561
Merck	54,770	4,080,365
Novartis ADR	67,188	5,727,105
Pfizer	152,093	5,878,394
UnitedHealth Group	23,853	9,512,576

		33,422,001

INDUSTRIALS — 7.9%
IDEX	33,000	7,398,600
Lockheed Martin	31,914	12,145,192
Republic Services, Cl A	71,900	7,642,970
Triton International	47,503	2,383,226
Union Pacific	45,372	10,076,667
United Parcel Service, Cl B	41,892	8,540,103

		48,186,758

INFORMATION TECHNOLOGY — 18.5%
Apple	175,040	23,010,758
Automatic Data Processing	47,897	8,956,260
Broadcom	23,864	10,886,757
Cisco Systems	164,724	8,386,099
Microchip Technology (A)	69,593	10,459,132
Microsoft	119,583	30,156,441
QUALCOMM	71,415	9,912,402
salesforce.com * (A)	11,000	2,533,520
Visa, Cl A	35,487	8,288,344

		112,589,713

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

MATERIALS — 2.2%
Linde PLC	46,286	$13,230,390

REAL ESTATE — 4.2%
Crown Castle International ‡	32,528	6,149,744
Invitation Homes ‡	146,707	5,143,547
MGM Growth Properties, Cl A ‡	182,642	6,578,765
QTS Realty Trust, Cl A ‡	67,500	4,488,075
Weyerhaeuser ‡	84,084	3,259,937

		25,620,068

UTILITIES — 2.8%
American Water Works	28,776	4,488,768
NextEra Energy	118,160	9,158,582
Xcel Energy	42,225	3,010,642

		16,657,992

TOTAL COMMON STOCK (Cost $254,014,835)		403,044,909

CORPORATE OBLIGATIONS — 19.2%	Face Amount

COMMUNICATION SERVICES — 4.2%
AT&T
3.600%, 07/15/25	$3,500,000	3,845,554
Comcast
4.700%, 10/15/48	4,500,000	5,628,584
Diamond Sports Group
5.375%, 08/15/26(B)	4,500,000	3,285,000
Discovery Communications
3.800%, 03/13/24	3,150,000	3,394,127
Level 3 Financing
5.250%, 03/15/26	2,000,000	2,060,640
Sprint Spectrum
3.360%, 09/20/21(B)	625,000	628,906
T-Mobile US
3.500%, 04/15/31	4,000,000	4,060,000
Verizon Communications
3.500%, 11/01/24	2,250,000	2,444,207

		25,347,018

CONSUMER DISCRETIONARY — 2.1%
Amazon.com
3.150%, 08/22/27	3,300,000	3,631,467
Ford Motor Credit
3.350%, 11/01/22	5,000,000	5,113,825

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Goodyear Tire & Rubber
5.125%, 11/15/23	$1,200,000	$1,200,120
Meritage Homes
3.875%, 04/15/29(B)	2,000,000	2,056,020
Newell Brands
4.350%, 04/01/23	349,000	367,849
Tenneco
5.375%, 12/15/24	630,000	635,513

		13,004,794

ENERGY — 2.5%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	5,218,750
DCP Midstream Operating
6.750%, 09/15/37(B)	1,500,000	1,710,000
GasLog
8.875%, 03/22/22	2,550,000	2,601,000
Kinder Morgan MTN
7.800%, 08/01/31	1,400,000	1,954,950
Sabine Pass Liquefaction
5.750%, 05/15/24	1,250,000	1,410,935
5.625%, 03/01/25	2,000,000	2,294,191

		15,189,826

FINANCIALS — 5.1%
Ally Financial
4.125%, 02/13/22	4,250,000	4,370,565
Ares Capital
3.875%, 01/15/26	4,250,000	4,533,623
Bank of America
5.200%, VAR ICE LIBOR USD 3 Month+3.135%(C)	2,000,000	2,087,500
3.950%, 04/21/25	5,750,000	6,322,653
Goldman Sachs Group MTN
1.934%, VAR ICE LIBOR USD 3 Month+1.750%, 10/28/27	3,000,000	3,137,120
JPMorgan Chase
6.000%, VAR ICE LIBOR USD 3 Month+3.300%(C)	1,500,000	1,594,500
5.000%, VAR United States Secured Overnight Financing Rate+3.380%(C)	2,000,000	2,108,080
4.625%, VAR ICE LIBOR USD 3 Month+2.580%(C)	1,000,000	1,004,630
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%(C)	2,500,000	2,525,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

FINANCIALS (continued)
Wells Fargo MTN
4.100%, 06/03/26	$3,000,000	$3,369,903

		31,053,574

HEALTH CARE — 1.1%
Fresenius US Finance II
4.500%, 01/15/23(B)	2,000,000	2,101,371
HCA
5.375%, 02/01/25	3,050,000	3,399,012
5.000%, 03/15/24	1,250,000	1,392,282

		6,892,665

INDUSTRIALS — 0.8%
Northrop Grumman
4.030%, 10/15/47	1,500,000	1,685,767
Quanta Services
2.900%, 10/01/30	3,000,000	3,079,466

		4,765,233

INFORMATION TECHNOLOGY — 2.4%
Apple
3.850%, 08/04/46	3,000,000	3,440,169
CommScope Technologies
6.000%, 06/15/25(B)	1,734,000	1,764,345
NXP BV
4.625%, 06/01/23(B)	1,295,000	1,397,930
salesforce.com
3.700%, 04/11/28	3,000,000	3,367,693
Western Union
2.850%, 01/10/25	4,500,000	4,750,229

		14,720,366

MATERIALS — 0.4%
NOVA Chemicals
5.000%, 05/01/25(B)	2,000,000	2,125,000

REAL ESTATE — 0.6%
Boston Properties
2.750%, 10/01/26	1,000,000	1,062,458

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2021 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

REAL ESTATE (continued)
Equinix Inc.
3.000%, 07/15/50	$2,500,000	$2,287,925

		3,350,383

TOTAL CORPORATE OBLIGATIONS (Cost $111,277,978)		116,448,859

U.S. TREASURY OBLIGATIONS — 5.8%

U.S. Treasury Bonds
3.000%, 02/15/48	8,000,000	9,149,687
2.500%, 02/15/45	6,000,000	6,254,766

		15,404,453

U.S. Treasury Inflation Protected Securities
0.500%, 01/15/28	15,994,200	18,010,761

U.S. Treasury Note
2.000%, 08/15/25	1,500,000	1,583,906

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,162,488)		34,999,120

EXCHANGE TRADED FUNDS — 3.9%	Shares

Invesco Senior Loan ETF	510,600	11,309,790
iShares National Muni Bond ETF	53,290	6,221,607
Nuveen AMT-Free Quality Municipal Income Fund, Cl Institutional	409,191	6,158,325

TOTAL EXCHANGE TRADED FUNDS (Cost $22,374,114)		23,689,722

PREFERRED STOCK — 0.6%

FINANCIALS — 0.4%
Wells Fargo, 7.500% *	1,700	2,437,494

REAL ESTATE — 0.2%
Public Storage, 4.900% ‡	50,000	1,290,000

TOTAL PREFERRED STOCK (Cost $3,142,538)		3,727,494

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2021 (Unaudited)

MUNICIPAL BOND — 0.5%	Face Amount	Value

Metropolitan Transportation Authority, Ser B-1, RB 5.000%, 05/15/22	$3,000,000	$3,145,292

TOTAL MUNICIPAL BOND (Cost $3,062,422)		3,145,292

CASH EQUIVALENT — 3.7%	Shares

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.010% (D)	22,669,101	22,669,101

TOTAL CASH EQUIVALENT (Cost $22,669,101)		22,669,101

TOTAL INVESTMENTS — 100.0% (Cost $447,703,476)		$607,724,497

WRITTEN OPTIONS — (0.0%)*(E)	Contracts	Value

TOTAL WRITTEN OPTIONS — (0.0%) (Premiums Received $223,164)	(581)	$(93,983)

A list of the exchange traded option contracts held by the Fund at April 30, 2021, is as follows:

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0%)
Call Options
Amazon.com*	(53)	$(18,377,326)	$3,850	05/22/21	$(32,065)
Facebook*	(106)	(3,445,848)	345	05/22/21	(17,384)
Google*	(15)	(3,615,180)	2,500	05/22/21	(22,380)
Microchip Technology*	(220)	(3,306,380)	170	05/22/21	(14,300)
T-Mobile US*	(187)	(2,470,831)	145	05/22/21	(7,854)

Total Written Options		$(31,215,565)			$(93,983)

Percentages are based on Net Assets of $607,814,556.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security, or portion thereof, has been pledged as collateral on written equity options.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2021 was $15,068,572 which represents 2.5% of Net Assets.

(C)	Perpetual security with no stated maturity date.
(D)	The rate reported is the 7-day effective yield as of April 30, 2021.
(E)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME OPPORTUNITIES FUND APRIL 30, 2021 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of April 30, 2021, when valuing the Fund’s investments and other financial instruments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$403,044,909	$—	$—	$403,044,909
Corporate Obligations	—	116,448,859	—	116,448,859
U.S. Treasury Obligations	—	34,999,120	—	34,999,120
Exchange Traded Funds	23,689,722	—	—	23,689,722
Preferred Stock	3,727,494	—	—	3,727,494
Municipal Bond	—	3,145,292	—	3,145,292
Cash Equivalent	22,669,101	—	—	22,669,101

Total Investments in Securities	$453,131,226	$154,593,271	$—	$607,724,497

Other Financial Instruments
Written Options	$(93,983)	$—	$—	$(93,983)

Total Other Financial Instruments	$(93,983)	$—	$—	$(93,983)

For the six months ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2021 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.6%	Shares	Value

COMMUNICATION SERVICES — 2.7%

Tencent Holdings ADR	89,624	$7,139,448

CONSUMER DISCRETIONARY — 8.9%

Amazon.com *	3,990	13,835,006

Chipotle Mexican Grill, Cl A *	4,732	7,060,286

Lululemon Athletica *	8,009	2,685,177

		23,580,469

FINANCIALS — 18.1%

Blackstone Group, Cl A	130,889	11,582,368

Brown & Brown	69,840	3,714,091

Goldman Sachs Group	27,856	9,706,423

HDFC Bank ADR *	41,116	2,889,633

Intercontinental Exchange	26,065	3,068,111

LPL Financial Holdings	22,081	3,460,093

S&P Global	20,534	8,016,268

Western Alliance Bancorp	49,176	5,166,922

		47,603,909

HEALTH CARE — 14.4%

Danaher	20,783	5,277,635

Edwards Lifesciences *	56,622	5,408,533

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

HEALTH CARE (continued)

IDEXX Laboratories *	14,408	$7,909,848

Intuitive Surgical *	7,745	6,699,425

Teleflex	9,010	3,806,545

Thermo Fisher Scientific	4,910	2,308,829

UnitedHealth Group	4,835	1,928,198

Zoetis, Cl A	26,715	4,622,497

		37,961,510

INDUSTRIALS — 18.3%

Caterpillar	20,682	4,717,771

Cintas	10,333	3,566,332

CoStar Group *	7,528	6,432,149

Fastenal	70,312	3,675,911

Robert Half International	60,211	5,275,086

Roper Technologies	10,114	4,515,294

Trex *	79,906	8,629,049

Union Pacific	15,653	3,476,375

United Rentals *	24,757	7,921,002

		48,208,969

INFORMATION TECHNOLOGY — 29.6%

Adobe *	8,322	4,230,405

Amphenol, Cl A	27,292	1,837,843

ANSYS *	9,917	3,626,250

Apple	27,122	3,565,458

ASML Holding, Cl G	7,073	4,584,011

CDW	22,179	3,955,181

EPAM Systems *	12,082	5,530,535

Euronet Worldwide *	21,332	3,059,649

Intuit	4,788	1,973,422

Mastercard, Cl A	26,297	10,047,032

Microsoft	22,298	5,623,110

Monolithic Power Systems	15,642	5,652,706

NVIDIA	13,941	8,369,898

PayPal Holdings *	26,492	6,948,587

Shopify, Cl A *	1,543	1,824,613

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)

Twilio, Cl A *	9,370	$3,446,286

Tyler Technologies *	9,042	3,841,584

		78,116,570

MATERIALS — 6.6%

Ecolab	10,888	2,440,218

Martin Marietta Materials	19,593	6,918,680

Sherwin-Williams	29,070	7,961,401

		17,320,299

TOTAL COMMON STOCK (Cost $143,906,183)		259,931,174

CASH EQUIVALENT — 1.3%
JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.010% (A)	3,455,036	3,455,036

TOTAL CASH EQUIVALENT (Cost $3,455,036)		3,455,036

TOTAL INVESTMENTS — 99.9% (Cost $147,361,219)		$263,386,210

Percentages are based on Net Assets of $263,613,707.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six months ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2021 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.2%	Shares	Value

COMMUNICATION SERVICES — 2.0%

Comcast, Cl A	63,486	$3,564,739

CONSUMER DISCRETIONARY — 8.2%

Home Depot	13,735	4,445,608

McDonald’s	6,592	1,556,239

Starbucks	26,286	3,009,484

Target	14,360	2,976,254

TJX	38,931	2,764,101

		14,751,686

ENERGY — 6.6%

Enterprise Products Partners (A)	332,649	7,654,254

Magellan Midstream Partners (A)	90,221	4,219,636

		11,873,890

FINANCIALS — 19.5%

Blackstone Group, Cl A	126,018	11,151,333

Brookfield Asset Management, Cl A	73,927	3,369,593

Charles Schwab	38,565	2,714,976

CME Group, Cl A	27,088	5,471,505

Goldman Sachs Group	8,216	2,862,865

JPMorgan Chase	47,565	7,315,972

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FINANCIALS (continued)

Truist Financial	39,499	$2,342,686

		35,228,930

HEALTH CARE — 12.0%

Abbott Laboratories	71,615	8,599,529

AbbVie	15,207	1,695,581

Anthem	11,419	4,332,254

AstraZeneca PLC ADR	53,929	2,862,012

Becton Dickinson	11,066	2,753,332

Merck	18,678	1,391,511

		21,634,219

INDUSTRIALS — 10.5%

Caterpillar	5,361	1,222,898

Fastenal	68,680	3,590,590

Honeywell International	5,673	1,265,306

Lockheed Martin	8,287	3,153,701

Robert Half International	66,435	5,820,370

Union Pacific	17,058	3,788,411

		18,841,276

INFORMATION TECHNOLOGY — 19.3%

Accenture, Cl A	9,179	2,661,635

Amphenol, Cl A	18,932	1,274,881

Apple	58,453	7,684,231

Broadridge Financial Solutions	16,064	2,548,232

Microchip Technology	25,013	3,759,204

Microsoft	40,559	10,228,169

Taiwan Semiconductor Manufacturing ADR	18,344	2,141,478

Texas Instruments	24,488	4,420,329

		34,718,159

REAL ESTATE — 10.8%

American Tower, Cl A ‡	26,612	6,779,939

Camden Property Trust ‡	20,245	2,439,118

CyrusOne ‡	29,946	2,180,967

Equinix ‡	2,269	1,635,404

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

REAL ESTATE (continued)

VICI Properties ‡	204,297	$6,476,215

		19,511,643

UTILITIES — 7.3%

Brookfield Infrastructure Partners (A)	85,380	4,590,882

Brookfield Renewable Partners (A)	73,592	2,891,430

NextEra Energy Partners	75,609	5,636,651

		13,118,963

TOTAL COMMON STOCK (Cost $93,043,814)		173,243,505

CASH EQUIVALENT — 4.3%

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.010% (B)	7,733,733	7,733,733

TOTAL CASH EQUIVALENT (Cost $7,733,733)		7,733,733

TOTAL INVESTMENTS — 100.5% (Cost $100,777,547)		$180,977,238

Percentages are based on Net Assets of $180,127,556.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnerships. At April 30, 2021, these securities amounted to $19,356,202 or 10.7% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the six months ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2021 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.1%	Shares	Value

ARGENTINA — 1.1%

MercadoLibre *	2,354	$3,698,087

AUSTRALIA — 2.8%

BHP Group	259,093	9,520,562

CANADA — 4.2%

Brookfield Asset Management, Cl A	84,919	3,870,608

Canadian National Railway	41,307	4,446,698

Ritchie Bros Auctioneers	89,881	5,716,432

		14,033,738

CHINA — 9.2%

Alibaba Group Holding ADR *	36,818	8,503,117

New Oriental Education & Technology Group ADR *	196,181	2,993,722

Tencent Holdings	145,000	11,652,997

Yum China Holdings	127,857	8,044,763

		31,194,599

DENMARK — 1.8%

Vestas Wind Systems	149,280	6,165,342

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FRANCE — 6.5%

Air Liquide	41,376	$6,970,202

LVMH Moet Hennessy Louis Vuitton	13,787	10,379,575

Ubisoft Entertainment *	60,305	4,528,476

		21,878,253

GERMANY — 7.3%

Continental *	58,348	7,901,606

Deutsche Boerse	19,372	3,337,470

Siemens	40,612	6,778,025

Symrise, Cl A	50,894	6,571,547

		24,588,648

HONG KONG — 2.7%

AIA Group	723,500	9,240,464

INDIA — 2.9%

HDFC Bank ADR *	137,830	9,686,692

IRELAND — 2.6%

ICON *	40,861	8,864,794

JAPAN — 12.6%

Daikin Industries	43,500	8,728,658

FANUC	23,500	5,413,235

Nidec	70,000	8,105,499

Seven & i Holdings	104,000	4,471,553

Sony	62,500	6,233,416

Sysmex	65,000	6,497,621

Tokio Marine Holdings	66,500	3,182,313

		42,632,295

MEXICO — 1.0%

Fomento Economico Mexicano ADR	44,477	3,446,968

NETHERLANDS — 3.5%

ASML Holding	18,059	11,750,280

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

NORWAY — 1.2%

Equinor	205,571	$4,186,002

SINGAPORE — 1.7%

DBS Group Holdings	255,000	5,731,392

SPAIN — 4.9%

Amadeus IT Group *	120,368	8,205,232

Banco Santander *	2,165,493	8,370,174

		16,575,406

SWEDEN — 3.1%

Assa Abloy, Cl B	212,521	6,057,647

Hexagon, Cl B	45,242	4,314,946

		10,372,593

SWITZERLAND — 8.5%

Alcon	79,650	5,974,295

Chubb	35,431	6,079,606

Julius Baer Group	104,010	6,550,950

Novartis	69,949	5,971,228

Temenos	26,980	3,961,695

		28,537,774

TAIWAN — 2.2%

Taiwan Semiconductor Manufacturing ADR	63,231	7,381,587

UNITED KINGDOM — 14.9%

AstraZeneca	32,027	3,412,397

BAE Systems	938,804	6,563,032

Compass Group *	295,031	6,407,163

Diageo	150,589	6,761,105

InterContinental Hotels Group *	73,485	5,228,559

Lloyds Banking Group	13,364,504	8,385,922

London Stock Exchange Group	44,854	4,583,955

Royal Dutch Shell, Cl B	263,130	4,720,489

Smith & Nephew	197,140	4,275,827

		50,338,449

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2021 (Unaudited)

COMMON STOCK (continued)	Shares	Value

UNITED STATES — 3.4%

Euronet Worldwide *	46,420	$6,658,021

Las Vegas Sands *	79,889	4,894,000

		11,552,021

TOTAL COMMON STOCK (Cost $271,837,811)		331,375,946

CASH EQUIVALENT — 1.8%

JPMorgan U.S. Government Money Market Fund, Cl Institutional, 0.010% (A)	5,983,386	5,983,386

TOTAL CASH EQUIVALENT (Cost $5,983,386)		5,983,386

TOTAL INVESTMENTS — 99.9% (Cost $277,821,197)		$337,359,332

Percentages are based on Net Assets of $337,554,474.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2021.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2021, when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$3,698,087	$—	$—	$3,698,087
Australia	9,520,562	—	—	9,520,562
Canada	14,033,738	—	—	14,033,738
China	19,541,602	11,652,997	—	31,194,599
Denmark	—	6,165,342	—	6,165,342
France	21,878,253	—	—	21,878,253
Germany	24,588,648	—	—	24,588,648
Hong Kong	—	9,240,464	—	9,240,464
India	9,686,692	—	—	9,686,692
Ireland	8,864,794	—	—	8,864,794
Japan	42,632,295	—	—	42,632,295
Mexico	3,446,968	—	—	3,446,968
Netherlands	11,750,280	—	—	11,750,280
Norway	4,186,002	—	—	4,186,002

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND APRIL 30, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Singapore	$5,731,392	$—	$—	$5,731,392
Spain	16,575,406	—	—	16,575,406
Sweden	10,372,593	—	—	10,372,593
Switzerland	28,537,774	—	—	28,537,774
Taiwan	7,381,587	—	—	7,381,587
United Kingdom	50,338,449	—	—	50,338,449
United States	11,552,021	—	—	11,552,021

Total Common Stock	304,317,143	27,058,803	—	331,375,946

Cash Equivalent	5,983,386	—	—	5,983,386

Total Investments in Securities	$310,300,529	$27,058,803	$—	$337,359,332

For the six months ended April 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund
Assets:

Investments at Value (Cost $816,499,853, $484,039,198 and $447,703,476, respectively)	$1,650,459,467	$886,358,474	$607,724,497

Receivable for Capital Shares Sold	1,114,602	340,900	645,962

Dividends and Interest Receivable	736,646	29,080	1,302,558

Reclaim Receivable	—	2,577	114,324

Prepaid Expenses	25,034	13,075	12,128

Total Assets	1,652,335,749	886,744,106	609,799,469

Liabilities:

Written Equity Options, at value (Premiums Received $—, $— and $223,164, respectively)	—	—	93,983

Payable for Investment Securities Purchased	—	—	1,515,740

Payable for Capital Shares Redeemed	409,101	179,530	33,015

Audit Fees Payable	13,461	13,460	8,948

Payable Due to Adviser	861,483	546,703	296,668

Payable Due to Administrator	51,170	27,990	18,945

Chief Compliance Officer Fees Payable	3,359	1,698	1,012

Other Accrued Expenses	32,178	19,347	16,602

Total Liabilities	1,370,752	788,728	1,984,913

Net Assets	$1,650,964,997	$885,955,378	$607,814,556

Net Assets Consist of:

Paid-in Capital	$720,382,155	$463,145,965	$441,022,470

Total Distributable Earnings	930,582,842	422,809,413	166,792,086

Net Assets	$1,650,964,997	$885,955,378	$607,814,556

Institutional Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	56,469,795	40,985,082	40,957,256

Net Asset Value, Offering and Redemption Price Per Share	$29.24	$21.62	$14.84

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund
Assets:

Investments at Value (Cost $147,361,219, $100,777,547 and $277,821,197, respectively)	$263,386,210	$180,977,238	$337,359,332

Receivable for Capital Shares Sold	247,863	207,837	1,351,590

Dividends and Interest Receivable	166,643	358,991	699,764

Reclaim Receivable	4,428	13,573	276,698

Prepaid Expenses	13,470	19,805	8,689

Total Assets	263,818,614	181,577,444	339,696,073

Liabilities:

Payable for Investment Securities Purchased	—	1,299,053	1,852,581

Payable for Capital Shares Redeemed	3,115	10,015	—

Unrealized Depreciation on Spot Contracts	—	—	8,203

Audit Fees Payable	13,461	13,460	8,942

Payable Due to Adviser	172,668	115,847	222,454

Payable Due to Administrator	8,102	5,583	11,129

Chief Compliance Officer Fees Payable	183	—	—

Payable Due to Trustees	—	6	221

Foreign Currency Payable at Value (Cost $—, $— and $15,241, respectively)	—	—	15,247

Other Accrued Expenses	7,378	5,924	22,822

Total Liabilities	204,907	1,449,888	2,141,599

Net Assets	$263,613,707	$180,127,556	$337,554,474

Net Assets Consist of:

Paid-in Capital	$128,985,046	$94,326,110	$273,793,034

Total Distributable Earnings	134,628,661	85,801,446	63,761,440

Net Assets	$263,613,707	$180,127,556	$337,554,474

Institutional Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,982,165	3,448,374	25,280,455

Net Asset Value, Offering and Redemption Price Per Share	$37.76	$52.24	$13.35

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund

Investment Income:

Dividends	$10,654,872	$1,867,172	$4,364,455

Interest	—	—	2,711,867

Total Investment Income	10,654,872	1,867,172	7,076,322

Expenses:

Investment Advisory Fees	4,858,432	3,119,292	1,691,323

Administration Fees	360,244	200,121	135,645

Trustees’ Fees	19,049	10,577	7,234

Chief Compliance Officer Fees	4,036	2,344	1,644

Transfer Agent Fees	42,327	29,150	24,246

Custodian Fees	28,167	15,907	11,511

Legal Fees	21,548	11,992	8,181

Registration and Filing Fees	16,721	15,043	14,766

Printing Fees	16,343	9,104	6,117

Audit Fees	11,937	11,936	11,936

Other Expenses	24,884	14,581	13,372

Total Expenses	5,403,688	3,440,047	1,925,975

Less:

Fees Paid Indirectly (Note 4)	(29)	(10)	(7)

Net Expenses	5,403,659	3,440,037	1,925,968

Net Investment Income (Loss)	5,251,213	(1,572,865)	5,150,354

Net Realized Gain on Investments	95,457,361	24,476,375	14,321,698

Net Realized Gain on Written Equity Options	—	—	1,437,329

Net Change in Unrealized Appreciation on Investments	248,612,388	174,175,974	69,749,979

Net Change in Unrealized Depreciation on Written Equity Options	—	—	(132,717)

Net Realized and Unrealized Gain on Investments and Written Equity Options	344,069,749	198,652,349	85,376,289

Net Increase in Net Assets Resulting from Operations	$349,320,962	$197,079,484	$90,526,643

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2021 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund

Investment Income:

Dividends	$726,974	$1,693,604	$2,479,802

Less: Foreign Taxes Withheld	(2,091)	(14,354)	(139,384)

Total Investment Income	724,883	1,679,250	2,340,418

Expenses:

Investment Advisory Fees	967,782	627,640	1,143,024

Administration Fees	56,782	37,734	66,972

Trustees’ Fees	2,992	1,979	3,248

Chief Compliance Officer Fees	785	584	2,711

Transfer Agent Fees	17,683	16,338	17,757

Registration and Filing Fees	13,345	12,233	17,388

Audit Fees	11,936	11,936	11,937

Custodian Fees	4,865	3,515	39,797

Legal Fees	3,391	2,247	3,760

Printing Fees	2,642	1,771	3,107

Other Expenses	4,687	3,388	5,710

Total Expenses	1,086,890	719,365	1,315,411

Advisory Waiver Recapture (Note 5)	97,884	63,047	—

Less:

Fees Paid Indirectly (Note 4)	(33)	(25)	(7)

Net Expenses	1,184,741	782,387	1,315,404

Net Investment Income (Loss)	(459,858)	896,863	1,025,014

Net Realized Gain on Investments	20,309,913	8,217,629	5,087,387

Net Realized Loss on Foreign Currency Transactions	—	—	(212,386)

Net Change in Unrealized Appreciation on Investments	23,527,706	29,303,794	47,399,933

Net Change in Unrealized Appreciation on Foreign Currency Translation	—	—	2,819

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	43,837,619	37,521,423	52,277,753

Net Increase in Net Assets Resulting from Operations	$43,377,761	$38,418,286	$53,302,767

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Disciplined Equity Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Operations:

Net Investment Income	$5,251,213	$9,234,203

Net Realized Gain on Investments	95,457,361	27,492,075

Net Change in Unrealized Appreciation on Investments	248,612,388	91,738,969

Net Increase in Net Assets Resulting from Operations	349,320,962	128,465,247

Distributions:

Institutional Shares	(37,172,161)	(25,832,613)

Total Distributions	(37,172,161)	(25,832,613)

Capital Share Transactions:

Institutional Shares

Issued	71,784,597	153,443,384

Reinvestment of Dividends and Distributions	37,070,096	22,044,545

Redeemed	(89,629,380)	(148,807,314)

Net Increase in Net Assets from Capital Share Transactions	19,225,313	26,680,615

Total Increase in Net Assets	331,374,114	129,313,249

Net Assets:

Beginning of Period	1,319,590,883	1,190,277,634

End of Period	$1,650,964,997	$1,319,590,883

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Mid Cap Equity Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Operations:

Net Investment Loss	$(1,572,865)	$(1,018,497)

Net Realized Gain on Investments	24,476,375	28,811,222

Net Change in Unrealized Appreciation on Investments	174,175,974	10,975,781

Net Increase in Net Assets Resulting from Operations	197,079,484	38,768,506

Distributions:

Institutional Shares	(20,474,222)	—

Total Distributions	(20,474,222)	—

Capital Share Transactions:

Institutional Shares

Issued	34,173,629	87,317,546

Reinvestment of Dividends and Distributions	20,411,779	—

Redeemed	(60,130,530)	(138,469,185)

Net Decrease in Net Assets from Capital Share Transactions	(5,545,122)	(51,151,639)

Total Increase (Decrease) in Net Assets	171,060,140	(12,383,133)

Net Assets:

Beginning of Period	714,895,238	727,278,371

End of Period	$885,955,378	$714,895,238

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Income Opportunities Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Operations:

Net Investment Income	$5,150,354	$10,150,198

Net Realized Gain (Loss) on Investments and Written Equity Options	15,759,027	(8,173,197)

Net Change in Unrealized Appreciation on Investments and Written Equity Options	69,617,262	17,162,709

Net Increase in Net Assets Resulting from Operations	90,526,643	19,139,710

Distributions:

Institutional Shares	(5,080,978)	(10,806,204)

Total Distributions	(5,080,978)	(10,806,204)

Capital Share Transactions:

Institutional Shares

Issued	41,598,506	96,116,892

Reinvestment of Dividends and Distributions	5,067,377	9,120,193

Redeemed	(32,401,066)	(77,343,848)

Net Increase in Net Assets from Capital Share Transactions	14,264,817	27,893,237

Total Increase in Net Assets	99,710,482	36,226,743

Net Assets:

Beginning of Period	508,104,074	471,877,331

End of Period	$607,814,556	$508,104,074

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas All Cap Growth Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Operations:

Net Investment Loss	$(459,858)	$(1,256,313)

Net Realized Gain on Investments	20,309,913	17,165,530

Net Change in Unrealized Appreciation on Investments	23,527,706	19,701,491

Net Increase in Net Assets Resulting from Operations	43,377,761	35,610,708

Distributions:

Institutional Shares	(17,178,258)	(17,870,735)

Total Distributions	(17,178,258)	(17,870,735)

Capital Share Transactions:

Institutional Shares

Issued	25,239,363	35,489,834

Reinvestment of Dividends and Distributions	17,100,739	17,820,980

Redeemed	(15,183,957)	(46,800,837)

Net Increase in Net Assets from Capital Share Transactions	27,156,145	6,509,977

Total Increase in Net Assets	53,355,648	24,249,950

Net Assets:

Beginning of Period	210,258,059	186,008,109

End of Period	$263,613,707	$210,258,059

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Equity Income Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Operations:

Net Investment Income	$896,863	$988,943

Net Realized Gain on Investments	8,217,629	7,979,162

Net Change in Unrealized Appreciation (Depreciation) on Investments	29,303,794	(6,337,521)

Net Increase in Net Assets Resulting from Operations	38,418,286	2,630,584

Distributions

Institutional Shares	(9,572,956)	(5,530,572)

Total Distributions	(9,572,956)	(5,530,572)

Capital Share Transactions:

Institutional Shares

Issued	16,029,467	17,399,703

Reinvestment of Dividends and Distributions	9,496,567	5,510,182

Redeemed	(7,803,459)	(22,644,686)

Net Increase in Net Assets from Capital Share Transactions	17,722,575	265,199

Total Increase (Decrease) in Net Assets	46,567,905	(2,634,789)

Net Assets:

Beginning of Period	133,559,651	136,194,440

End of Period	$180,127,556	$133,559,651

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas International Growth Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Operations:

Net Investment Income	$1,025,014	$752,728

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	4,875,001	(1,686,035)

Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	47,402,752	10,785,651

Net Increase in Net Assets Resulting from Operations	53,302,767	9,852,344

Distributions:

Institutional Shares	(672,201)	(80,380)

Total Distributions	(672,201)	(80,380)

Capital Share Transactions:

Institutional Shares

Issued	93,959,107	159,115,033

Reinvestment of Dividends and Distributions	502,824	71,148

Redeemed	(7,061,782)	(25,345,563)

Net Increase in Net Assets from Capital Share Transactions	87,400,149	133,840,618

Total Increase in Net Assets	140,030,715	143,612,582

Net Assets:

Beginning of Period	197,523,759	53,911,177

End of Period	$337,554,474	$197,523,759

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months	Year Ended October 31,
	Ended April 30,
	2021
Institutional Class	(Unaudited)	2020	2019	2018 (1)	2017	2016
Net Asset Value, Beginning of Period/Year	$23.69	$21.81	$20.76	$18.76	$15.73	$16.40

Income (Loss) from Investment Operations:
Net Investment Income*	0.09	0.17	0.34	0.16	0.16	0.15
Net Realized and Unrealized Gain	6.13	2.18	2.29	2.36	3.11	0.01

Total from Investment Operations	6.22	2.35	2.63	2.52	3.27	0.16

Dividends and Distributions:
Net Investment Income	(0.16)	(0.18)	(0.32)	(0.16)	(0.15)	(0.15)
Net Realized Gains	(0.51)	(0.29)	(1.26)	(0.36)	(0.09)	(0.68)

Total Dividends and Distributions	(0.67)	(0.47)	(1.58)	(0.52)	(0.24)	(0.83)

Net Asset Value, End of Period/Year	$29.24	$23.69	$21.81	$20.76	$18.76	$15.73

Total Return †	26.60%	10.89%	14.55%	13.61%	21.02%	1.17%

Ratios and Supplemental Data Net Assets, End of Period/Year (Thousands)	$1,650,965	$1,319,591	$1,190,278	$1,007,224	$898,378	$732,489
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.72%**	0.74%	0.75%	0.76%	0.78%‡	0.80%‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.72%**	0.74%	0.75%	0.76%	0.78%	0.79%
Ratio of Net Investment Income to Average Net Assets	0.70%**	0.74%	1.68%	0.78%	0.89%	1.00%
Portfolio Turnover Rate	16%***	19%	13%	19%	17%	12%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	On June 25, 2018, the name of the AT Disciplined Equity Fund changed to CIBC Atlas Disciplined Equity Fund. See Note 1 in Notes to Financial Statements.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months	Year Ended October 31,
	Ended April 30,
	2021
Institutional Class	(Unaudited)	2020	2019	2018 (1)	2017	2016
Net Asset Value, Beginning of Period/Year	$17.34	$16.27	$13.85	$13.28	$11.28	$11.49

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.04)	(0.02)	(0.01)	(0.02)	(0.02)	(0.02)
Net Realized and Unrealized Gain (Loss)	4.82	1.09	2.43	0.59	2.17	(0.18)

Total from Investment Operations	4.78	1.07	2.42	0.57	2.15	(0.20)

Dividends and Distributions:
Net Realized Gains	(0.50)	—	—	—	(0.15)	(0.01)

Return of Capital	—	—	—	—	—(2)	—

Total Dividends and Distributions	(0.50)	—	—	—	(0.15)	(0.01)

Net Asset Value, End of Period/Year	$21.62	$17.34	$16.27	$13.85	$13.28	$11.28

Total Return †	27.80%	6.58%	17.47%	4.29%	19.28%	(1.74)%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$885,955	$714,895	$727,278	$607,572	$522,472	$334,175
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.83%**	0.84%	0.84%	0.85%	0.87%	0.88%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.83%**	0.84%	0.84%	0.85%	0.87%	0.88%
Ratio of Net Investment Income to Average Net Assets	(0.38)%**	(0.14)%	(0.09)%	(0.16)%	(0.20)%	(0.21)%
Portfolio Turnover Rate	9%***	25%	18%	9%	17%	23%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	On June 25, 2018, the name of the AT Income Opportunities Fund changed to CIBC Atlas Income Opportunities Fund. See Note 1 in Notes to Financial Statements.
(2)	Value is less than $0.01 per share.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data 8& Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31,
Institutional Class		2020	2019	2018 (1)	2017	2016
Net Asset Value, Beginning of Period/Year	$12.72	$12.38	$11.26	$11.04	$10.00	$9.68

Income (Loss) from Investment Operations:
Net Investment Income*	0.13	0.26	0.29	0.28	0.27	0.30
Net Realized and Unrealized Gain	2.12	0.35	1.16	0.23	1.04	0.32

Total from Investment Operations	2.25	0.61	1.45	0.51	1.31	0.62

Dividends and Distributions:
Net Investment Income	(0.13)	(0.27)	(0.28)	(0.29)	(0.27)	(0.30)
Net Realized Gains	—	—	(0.05)	—	—	—

Total Dividends and Distributions	(0.13)	(0.27)	(0.33)	(0.29)	(0.27)	(0.30)

Net Asset Value, End of Period/Year	$14.84	$12.72	$12.38	$11.26	$11.04	$10.00

Total Return †	17.70%	5.07%	13.14%	4.60%	13.20%	6.55%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$607,815	$508,104	$471,877	$329,434	$322,712	$234,464
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.68%**	0.69%	0.70%	0.71%	0.73%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.68%**	0.69%	0.70%	0.71%	0.73%	0.74%
Ratio of Net Investment Income to Average Net Assets	1.83%**	2.06%	2.45%	2.49%	2.54%	3.13%
Portfolio Turnover Rate	14%***	21%	15%	25%	17%	24%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	On June 25, 2018, the name of the AT Income Opportunities Fund changed to CIBC Atlas Income Opportunities Fund. See Note 1 in Notes to Financial Statements.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31,		Period Ended October 31, 2018 (1)	Year Ended August 31,
Institutional Class		2020	2019		2018 (2)	2017	2016
Net Asset Value, Beginning of Period/ Year	$33.85	$30.40	$30.98	$34.57	$28.28	$26.32	$26.78

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.07)	(0.20)	(0.21)	(0.05)	(0.22)	(0.17)	(0.19)
Net Realized and Unrealized Gain (Loss)	6.73	6.59	4.40	(3.54)	9.56	3.99	1.90

Total from Investment Operations	6.66	6.39	4.19	(3.59)	9.34	3.82	1.71

Dividends and Distributions:
Net Realized Gains	(2.75)	(2.94)	(4.77)	—	(3.05)	(1.86)	(2.17)

Total Dividends and Distributions	(2.75)	(2.94)	(4.77)	—	(3.05)	(1.86)	(2.17)

Redemption Fees ( Note 2)	—	—	—	—	0.00(3)	0.00(3)	0.00(3)

Net Asset Value, End of Period/Year	$37.76	$33.85	$30.40	$30.98	$34.57	$28.28	$26.32

Total Return †	20.39%	22.71%	18.51%	(10.38)%	35.54%	15.94%	6.54%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$263,614	$210,258	$186,008	$166,180	$187,736	$139,450	$137,960
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	1.00%**‡	1.10%‡	1.10%‡	1.10%**‡(4)	1.10%	1.10%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.92%**	0.94%	0.95%	0.92%**(4)	1.15%	1.37%	1.38%
Ratio of Net Investment Income to Average Net Assets (Including Waivers)	(0.39)%**	(0.66)%	(0.72)%	(0.88)%**	(0.72)%	(0.67)%	(0.74)%
Portfolio Turnover Rate	35%***	49%	56%	4%***	50%	36%	46%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
(1)

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas All Cap Growth Fund changed its fiscal year end to October 31, 2018. See Note 1 in Notes to Financial Statements.

(2)

On February 12, 2018, the All Cap Growth Fund (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the Predecessor Fund. On June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund. See Note 1 in Notes to Financial Statements.

(3)	Less than $0.005 per share.
(4)	The Ratio of Expenses to Average Net Assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period/Year

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31,		Period Ended October 31, 2018(1)	Year Ended August 31,
Institutional Class		2020	2019		2018(2)	2017	2016
Net Asset Value, Beginning of Period/Year	$43.35	$43.60	$38.44	$40.60	$36.55	$31.29	$30.76

Income (Loss) from Investment Operations:
Net Investment Income*	0.28	0.32	0.22	—	0.30	0.23	0.08
Net Realized and Unrealized Gain (Loss)	11.70	1.19	7.19	(2.10)	5.35	5.33	1.04

Total from Investment Operations	11.98	1.51	7.41	(2.10)	5.65	5.56	1.12

Dividends and Distributions:
Net Investment Income	(0.56)	(0.48)	(0.37)	(0.06)	(0.81)	(0.30)	(0.29)
Net Realized Gains	(2.53)	(1.28)	(1.88)	—	(0.79)	—	(0.30)

Total Dividends and Distributions	(3.09)	(1.76)	(2.25)	(0.06)	(1.60)	(0.30)	(0.59)

Redemption Fees ( Note 2)	—	—	—	—	—	0.00(3)	0.00(3)

Net Asset Value, End of Period/Year	$52.24	$43.35	$43.60	$38.44	$40.60	$36.55	$31.29

Total Return †	28.54%	3.45%	20.94%	(5.19)%	15.88%	17.88%	3.71%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$180,128	$133,560	$136,194	$111,468	$115,914	$107,340	$101,542
Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	1.00%**‡	1.10%‡	1.10%‡	1.10%**‡(4)	1.10%	1.10%	1.10%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.92%**	0.94%	0.95%	0.90%**(4)	1.18%	1.44%	1.41%
Ratio of Net Investment Income to Average Net Assets (Including Waivers)	1.14%**	0.74%	0.55%	(0.02)%**	0.79%	0.70%	0.25%
Portfolio Turnover Rate	17%***	30%	23%	3%***	30%	17%	41%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees captured. The net expense ratio would have been lower absent the impact of the recaptured fees.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
(1)

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas Equity Income Fund changed its fiscal year end to October 31, 2018. See Note 1 in Notes to Financial Statements.

(2)

On February 12, 2018, the All Cap Growth Fund (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the Predecessor Fund. On June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund. See Note 1 in Notes to Financial Statements.

(3)	Less than $0.005 per share.
(4)	The Ratio of Expenses to Average Net Assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period/Year

Institutional Class	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Period Ended October 31, 2019(1)

Net Asset Value, Beginning of Period/Year	$10.66	$10.38	$10.00

Income (Loss) from Investment Operations:

Net Investment Income*	0.05	0.06	0.03

Net Realized and Unrealized Gain	2.67	0.24	0.35

Total from Investment Operations	2.72	0.30	0.38

Dividends and Distributions:

Net Investment Income	(0.03)	(0.01)	—

Net Realized Gains	—	(0.01)	—

Total Dividends and Distributions	(0.03)	(0.02)	—

Net Asset Value, End of Period/Year	$13.35	$10.66	$10.38

Total Return †	25.55%	2.81%	3.80%

Ratios and Supplemental Data Net Assets, End of Period/Year (Thousands)	$337,554	$197,524	$53,911

Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.94%**	1.12%‡	1.21%**

Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.94%**	1.07%	1.74%**

Ratio of Net Investment Income to Average Net Assets	0.73%**	0.60%	0.65%**

Portfolio Turnover Rate	7%***	10%	6%***

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
(1)	The Fund commenced operations on May 31, 2019.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 43 funds. The financial statements herein are those of the CIBC Atlas Disciplined Equity Fund (the “Disciplined Equity Fund”), CIBC Atlas Mid Cap Equity Fund (the “Mid Cap Equity Fund”), CIBC Atlas Income Opportunities Fund (the “Income Opportunities Fund”), CIBC Atlas All Cap Growth Fund (the “All Cap Growth Fund”), CIBC Atlas Equity Income Fund (the “Equity Income Fund”), and the CIBC Atlas International Growth Fund (the “International Growth Fund”), (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Disciplined Equity Fund is to seek long-term capital appreciation and, secondarily, current income by investing primarily in equity securities of U.S. and foreign issuers. The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation by investing primarily (at least 80% of its net assets) in equity securities of mid-capitalization companies. The investment objective of the Income Opportunities Fund is to seek current income and long-term capital appreciation by investing primarily (at least 80% of its net assets) in income producing securities. The investment objective of the All Cap Growth Fund is to seek long-term capital appreciation by investing primarily in equity securities of U.S. companies. The investment objective of the Equity Income Fund is to seek current income, and secondarily, modest capital appreciation by investing primarily (at least 80% of its net assets) in equity securities. The investment objective of the International Growth Fund is to seek long-term capital appreciation by investing primarily in common stocks of U.S. issuers and common stocks and American Depositary Receipts (“ADRs”) of foreign issuers. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On January 26, 2018, the shareholders of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) and Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund” and, together with the All Cap Growth Predecessor Fund, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds in exchange for Institutional Class Shares of the Funds on February 12, 2018 in a tax-free transaction. The All Cap Growth Fund and the Equity Income Fund had no operations prior to the Reorganization. The Predecessor Funds were managed by Geneva Advisors, LLC prior to its acquisition by AT Investment Advisers, Inc. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the All Cap Growth Fund and the Equity Income Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Funds prior to February 12, 2018.

Effective June 25, 2018, the name of the AT Disciplined Equity Fund, AT Mid Cap Equity Fund, AT Income Opportunities Fund, AT All Cap Growth Fund and AT Equity Income Fund changed to CIBC Atlas Disciplined Equity Fund, CIBC Atlas Mid Cap Equity Fund, CIBC Atlas Income Opportunities Fund, CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund, respectively. Each Fund’s name change had no impact on the Funds’ operations or investment objectives.

Effective June 25, 2018, AT Investment Advisers, Inc. changed its name to CIBC Private Wealth Advisors, Inc. The name change had no impact to the management or operations of the Funds.

At a meeting held on February 27, 2018, the Board of Trustees of The Advisors’ Inner Circle Fund approved a change in the fiscal year end from August 31st to October 31st for the CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund. The change in fiscal year end was effective on October 31, 2018.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”).

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board. The Funds’ Fair Value Procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2021, there were no securities which were fair valued by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2021, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period or year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2021, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

accrual basis. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Income Opportunities Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received from writing or paid for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

For the six months ended April 30, 2021, the average quarterly balances for written options were as follows:

Average Market Value Balance Short for Written Options:             $148,429

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Net realized and unrealized gains or losses associated with written equity options are reported on the Statement of Operations as net realized gain or loss on written equity options and net change in unrealized depreciation or appreciation on written equity options. Written options transactions entered into during the six months ended April 30, 2021, are subject to equity risk.

Master Limited Partnerships (“MLPs”) — The Funds may invest in MLPs. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, at least annually. For each Fund, any net realized capital gains, if any, are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — Prior to February 12, 2018, the All Cap Growth Fund and Equity Income Fund imposed a 2.00% redemption fee on the current value of shares redeemed less than 60 days from the date of purchase. After February 12, 2018, no redemption fee was charged. The redemption fee was recorded as an increase to paid-in capital. The redemption fees retained by the Funds are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

(“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2021, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund and International Growth Fund paid $360,244, $200,121, $135,645, $56,782, $37,734 and $66,972, respectively, for these services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended April 30, 2021, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities, All Cap Growth Fund, Equity Income Fund and International Growth Fund earned credits of $29, $10, $7, $33, $25 and $7, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, CIBC Private Wealth Advisors, Inc. (the “Adviser”) provides investment advisory services to the Disciplined Equity Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Disciplined Equity Fund: 0.695% of the first $250 million, 0.670% of the next $250 million,

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5 billion and 0.520% of any amount above $10 billion.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Mid Cap Equity Fund, 0.60% of the average daily net assets of the Income Opportunities Fund, 0.82% of the average daily net assets of the All Cap Growth Fund, 0.80% of the average daily net assets of the Equity Income Fund and 0.82% of the average daily net assets of the International Growth Fund.

The Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 0.80%, 1.00%, 0.85%, 1.10%, 1.10%, and 1.21% of the average daily net assets of the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund, respectively, until February 28, 2022. Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the six months ended April 30, 2021. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its (or, with respect to the All Cap Growth Fund and Equity Income Fund) prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated at any time. As of April 30, 2021, there are no previously waived fees that are eligible to be recaptured from the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund and International Growth Fund. During the six months ended April 30, 2021, the All Cap Growth Fund and the Equity Income Fund completed the recapture of previously waived fees and had no previously waived fees eligible for recapture as of period end.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

6. Capital Share Transactions:

	Disciplined Equity Fund
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	2,682,625	71,784,597	6,998,339	153,443,384
Reinvestment of Dividends and Distributions	1,421,987	37,070,096	971,988	22,044,545
Redeemed	(3,344,492)	(89,629,380)	(6,831,708)	(148,807,314)

Net Increase in Shares Outstanding from Share Transactions	760,120	19,225,313	1,138,619	26,680,615

	Mid Cap Equity Fund
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	1,690,378	34,173,629	5,330,363	87,317,546
Reinvestment of Dividends and Distributions	1,022,634	20,411,779	–	–
Redeemed	(2,960,670)	(60,130,530)	(8,802,937)	(138,469,185)

Net Decrease in Shares Outstanding from Share Transactions	(247,658)	(5,545,122)	(3,472,574)	(51,151,639)

	Income Opportunities Fund
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	2,946,677	41,598,506	7,715,873	96,116,892
Reinvestment of Dividends and Distributions	357,979	5,067,377	756,718	9,120,193
Redeemed	(2,303,404)	(32,401,066)	(6,647,313)	(77,343,848)

Net Increase in Shares Outstanding from Share Transactions	1,001,252	14,264,817	1,825,278	27,893,237

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

	All Cap Growth Fund
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	707,506	25,239,363	1,164,242	35,489,834
Reinvestment of Dividends and Distributions	492,108	17,100,739	617,926	17,820,980
Redeemed	(428,155)	(15,183,957)	(1,689,205)	(46,800,837)

Net Increase in Shares Outstanding from Share Transactions	771,459	27,156,145	92,963	6,509,977

	Equity Income Fund
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	326,259	16,029,467	401,522	17,399,703
Reinvestment of Dividends and Distributions	202,974	9,496,567	125,940	5,510,182
Redeemed	(161,572)	(7,803,459)	(570,607)	(22,644,686)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	367,661	17,722,575	(43,145)	265,199

	International Growth Fund
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class
Issued	7,262,784	93,959,107	16,021,245	159,115,033
Reinvestment of Dividends and Distributions	39,009	502,824	6,481	71,148
Redeemed	(542,745)	(7,061,782)	(2,700,871)	(25,345,563)

Net Increase in Shares Outstanding from Share Transactions	6,759,048	87,400,149	13,326,855	133,840,618

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

7. Investment Transactions:

The cost of purchases and proceeds from security sales, other than short-term securities, for the six months ended April 30, 2021, are as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Disciplined Equity Fund	$232,001,925	$229,584,026	$–	$–
Mid Cap Equity Fund	71,673,445	104,661,925	–	–
Income Opportunities Fund	89,063,865	72,660,585	–	–
All Cap Growth Fund	90,993,206	81,785,481	–	–
Equity Income Fund	30,521,002	26,302,359	–	–
International Growth Fund	107,047,980	19,244,544	–	–

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to foreign currency gain/(loss), REITs capital gain, paydown gain/(loss), partnership investments, and perpetual bonds.

The tax character of dividends and distributions paid during the years ended October 31, 2020 and October 31, 2019 were as follows:

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

	Ordinary Income	Long-Term Capital Gain	Total
Disciplined Equity Fund
2020	$10,179,226	$15,653,387	$25,832,613
2019	16,526,463	61,570,542	78,097,005
Mid Cap Equity Fund
2020	–	–	–
2019	–	–	–
Income Opportunities Fund
2020	10,806,204	–	10,806,204
2019	8,957,298	1,884,253	10,841,551
All Cap Growth Fund
2020	–	17,870,735	17,870,735
2019	–	24,652,020	24,652,020
Equity Income Fund
2020	1,514,113	4,016,459	5,530,572
2019	1,157,064	5,472,060	6,629,124
International Growth Fund
2020	80,380	–	80,380
2019	–	–	–

As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings
Disciplined Equity Fund	$6,758,141	$28,395,926	$–	$–	$583,279,975	$(1)	$618,434,041
Mid Cap Equity Fund	–	20,471,021	(1,244,107)	–	226,977,012	225	246,204,151
Income Opportunities Fund	579,304	–	–	(8,682,776)	89,449,894	(1)	81,346,421
All Cap Growth Fund	–	17,178,168	(1,107,764)	–	92,358,757	(3)	108,429,158
Equity Income Fund	1,065,429	7,765,277	–	–	51,950,548	(3,825,138)	56,956,116
International Growth Fund	495,792	–	–	(940,679)	11,575,760	1	11,130,874

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2020 through October 31, 2020. The funds can elect to treat them as arising in the first date of the following fiscal year.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

appreciation difference is attributable primarily to wash sales, investment in Partnerships, and perpetual bonds.

Capital loss carryforwards, all of which are not subject to expiration, are as follows:

Short-Term
	Loss	Long-Term Loss	Total
Disciplined Equity Fund	$—	$—	$—
Mid Cap Equity Fund	—	—	—
Income Opportunities Fund	8,015,470	667,306	8,682,776
All Cap Growth Fund	—	—	—
Equity Income Fund	—	—	—
International Growth Fund	940,679	—	940,679

During the year ended October 31, 2020, Mid Cap Equity Fund utilized $8,437,868 of capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2021, were as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Federal	Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Disciplined Equity Fund	$816,499,853	$837,420,839	$(3,461,225)	$833,959,614
Mid Cap Equity Fund	484,039,198	408,994,104	(6,674,828)	402,319,276
Income Opportunities Fund	447,703,476	162,668,281	(2,647,260)	160,021,021
All Cap Growth Fund	147,361,219	116,148,113	(123,122)	116,024,991
Equity Income Fund	100,777,547	80,228,170	(28,479)	80,199,691
International Growth Fund	277,821,197	60,512,679	(974,544)	59,538,135

9. Concentration of Risk:

Equity Risk (Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Foreign Securities Risk (Disciplined Equity Fund) — Investments in securities of foreign issuers (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Foreign Currency Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Micro-, Small- and Medium-Capitalization Company Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Investing in equity securities of micro-, small- and medium-capitalization companies often involves greater risk than is customarily associated with

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Preferred Stock Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund) — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Interest Rate Risk (Income Opportunities Fund) — The risk that the value of fixed income securities will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Credit Risk (Income Opportunities Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Corporate Fixed Income Securities Risk (Income Opportunities Fund) — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk (Income Opportunities Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Management Risk (Disciplined Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk (Disciplined Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Convertible Securities Risk (Mid Cap Equity Fund, Income Opportunities Fund, Equity Income Fund) — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of underlying common stock because of the conversion or exercise feature.

Investment Style Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other equity funds that use differing investing styles.

Fixed Income Market Risk (Income Opportunities Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Mortgage-Backed Securities Risk (Income Opportunities Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk (Income Opportunities Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High Yield Bond Risk (Income Opportunities Fund) — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Derivatives Risk (Income Opportunities Fund) — The Fund’s use of put and call options is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Leverage Risk (Income Opportunities Fund) — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Income Opportunities Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Risks of Investing in Other Investment Companies (Income Opportunities Fund) — To the extent the Fund invests in other investment companies, such as ETFs and closed-end funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Depositary Receipts Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Depositary receipts, including ADRs, are

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Emerging Markets Securities Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Large-Capitalization Company Risk (Disciplined Equity, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

MLPs Risk (Equity Income Fund) — To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REIT Risk (Equity Income Fund, International Growth Fund) — REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation.

Foreign Issuer Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Investing in foreign issuers, including direct investments and investments through ADRs, poses additional risks since political, social, regulatory, currency and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign issuers are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Foreign Company Risk (Mid Cap Equity Fund, Income Opportunities Fund) — Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

10. Line of Credit:

The Funds entered into an agreement on July 24, 2020, which enables them to participate in an $30 million uncommitted revolving line of credit with the Custodian. The agreement is set to expire on July 23, 2021. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on borrowings during the period at the Custodian’s current reference rate. As of April 30, 2021, there were no borrowings outstanding in the Funds.

11. Other:

At April 30, 2021, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders, was as follows:

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021 (Unaudited)

	No. of	%
	Shareholders	Ownership
Disciplined Equity Fund	2	97.24%
Mid Cap Equity Fund	2	98.27%
Income Opportunities Fund	2	97.74%
All Cap Growth Fund	2	86.87%
Equity Income Fund	2	91.17%
International Growth Fund	2	98.56%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements as of April 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2020 to April 30, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS APRIL 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Annualized Expense Ratios	Expenses Paid During Period*
CIBC Atlas Disciplined Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,266.00	0.72%	$4.05
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.22	0.72%	$3.61
CIBC Atlas Mid Cap Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,278.00	0.83%	$4.69
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.68	0.83%	$4.16
CIBC Atlas Income Opportunities Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,177.00	0.68%	$3.67
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.42	0.68%	$3.41
CIBC Atlas All Cap Growth Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,203.90	1.00%	$5.46
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.84	1.00%	$5.01
CIBC Atlas Equity Income Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,285.40	1.00%	$5.67
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.84	1.00%	$5.01
CIBC Atlas International Growth Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,255.50	0.94%	$5.26
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.13	0.94%	$4.71

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

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CIBC Atlas Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-328-3863

Adviser:

CIBC Private Wealth Advisors, Inc.

181 West Madison Street, 36th Floor

Chicago, IL 60602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

ATF-SA-001-0800

Item 2.     Code of Ethics.

Not applicable for semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.     Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.     Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

/s/ Michael Beattie
By (Signature and Title)	Michael Beattie, President

Date: July 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 9, 2021